PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions					12 Months Ended			102 Months Ended
	Dec. 05, 2024 shares beneficiary $ / shares	Dec. 08, 2023 shares beneficiary $ / shares	Dec. 13, 2022 shares beneficiary $ / shares	Dec. 16, 2021 shares beneficiary $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)								8,277,236
Number of shares outstanding (in shares)					7,920,886			7,920,886
Number of shares forfeited (in shares)					343,095
Number of shares exited (in shares)					13,255
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares								$ 20.49
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares								$ 28.29
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,636,575	1,269,300	866,000
Fair value price per granted share (USD per share) | $ / shares					$ 25.33	$ 25.58	$ 27.61
Number of shares outstanding (in shares)					3,628,375	2,757,800	2,837,150	3,628,375	2,094,950
Number of shares forfeited (in shares)					130,724	116,576	106,506
Number of shares exited (in shares)					635,276	1,232,074	17,294
PSU and RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $					$ 37	$ 39	$ 38
Grant date December 5, 2024, Maturity due December 2027 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1,636,575
Number of beneficiaries | beneficiary	1,092
Fair value price per granted share (USD per share) | $ / shares	$ 25.33
Number of shares outstanding (in shares)					1,636,575			1,636,575
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 5, 2024, Maturity due January 2028 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1,664,925
Number of beneficiaries | beneficiary	847
Fair value price per granted share (USD per share) | $ / shares	$ 23.89
Number of shares outstanding (in shares)					1,664,925			1,664,925
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 5, 2024, Maturity due January 2028 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	241,856
Number of beneficiaries | beneficiary	2
Fair value price per granted share (USD per share) | $ / shares	$ 22.35
Number of shares outstanding (in shares)					241,856			241,856
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 8, 2023, maturity due December 2026 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,269,300
Number of beneficiaries | beneficiary		958
Fair value price per granted share (USD per share) | $ / shares		$ 25.58
Number of shares outstanding (in shares)					1,217,900			1,217,900
Number of shares forfeited (in shares)					47,976
Number of shares exited (in shares)					3,424
Grant date December 8, 2023, maturity due January 2027 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		985,700
Number of beneficiaries | beneficiary		256
Fair value price per granted share (USD per share) | $ / shares		$ 22.06
Number of shares outstanding (in shares)					928,100			928,100
Number of shares forfeited (in shares)					57,600
Number of shares exited (in shares)					0
Grant date December 8, 2023, maturity due January 2027 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		141,973
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 20.49
Number of shares outstanding (in shares)					141,973			141,973
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 13, 2022, maturity due December 2025 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			866,000
Number of beneficiaries | beneficiary			802
Fair value price per granted share (USD per share) | $ / shares			$ 27.61
Number of shares outstanding (in shares)					773,900			773,900
Number of shares forfeited (in shares)					82,269
Number of shares exited (in shares)					9,831
Grant date December 13, 2022, maturity due January 2026 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			644,800
Number of beneficiaries | beneficiary			242
Fair value price per granted share (USD per share) | $ / shares			$ 23.64
Number of shares outstanding (in shares)					582,700			582,700
Number of shares forfeited (in shares)					62,100
Number of shares exited (in shares)					0
Grant date December 13, 2022, maturity due January 2026 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			141,564
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 22.47
Number of shares outstanding (in shares)					141,564			141,564
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 16, 2021, maturity due January 2025 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				575,400
Number of beneficiaries | beneficiary				244
Fair value price per granted share (USD per share) | $ / shares				$ 28.29
Number of shares outstanding (in shares)					482,250			482,250
Number of shares forfeited (in shares)					93,150
Number of shares exited (in shares)					0
Grant date December 16, 2021, maturity due January 2025 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				109,143
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 27.20
Number of shares outstanding (in shares)					109,143			109,143
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0